INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
INCOME TAXES [Abstract]
Balance at January 1	$ 724
Decrease related to prior year tax positions	(22)
Increase related to current year tax positions	1,665
Balance at December 31	$ 2,367